SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of method used to record inventories

Raw materials, goods in transit, tools and merchandises	-	cost of purchase on a weighted average basis.

Finished goods and work in process	-	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Summary of estimated useful lives of property, plant and equipment

Buildings and structures (*)	3 – 50 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	8 – 10 years
Leased-out E-scooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
Others	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Schedule of estimated useful life of intangible assets

License	3 years 2 months – 7 years
Software	3 – 10 years
Others	3 – 15 years

Schedule of warranty reserve balances

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Product warranty	4,453,850	18,153,443	722,640,142
Campaign warranty	1,175,585	2,797,818	111,373,671
TOTAL	5,629,435	20,951,261	834,013,813